                   OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
                A Series of Oppenheimer Variable Account Funds
                     Supplement dated May 2, 2003 to the
                         Prospectus dated May 1, 2003

   The Prospectus is changed as follows:

1.    The following is added as the second sentence in the paragraph titled
   "Portfolio Managers" on page 10 of the Prospectus:

      "Christopher  Leavy  oversees the value team which assists Mr.  Ferreira and Mr. Manioudakis."

2.    The following is added at the end of the paragraph titled "Portfolio
   Managers" on page 10 of the Prospectus:

      "Mr. Leavy is a Senior Vice  President of the Manager.  Prior to joining the Manager in  September  2000,  Mr.  Leavy was a portfolio  manager of
      Morgan Stanley Dean Witter Investment Management (from 1997)."

      May 2, 2003                                     PS0670.006

               OPPENHEIMER VARIABLE ACCOUNT FUNDS (the "Trust")
    is an investment company consisting of 11 separate Funds (the "Funds"):
                    Oppenheimer Aggressive Growth Fund/VA
                           Oppenheimer Bond Fund/VA
                   Oppenheimer Capital Appreciation Fund/VA
                    Oppenheimer Global Securities Fund/VA
                       Oppenheimer High Income Fund/VA
                       Oppenheimer Main Street Fund(R)/VA
      (named "Oppenheimer Main Street(R)Growth & Income Fund" prior to May 1,
2003)
                  Oppenheimer Main Street Small Cap Fund(R)/VA
                          Oppenheimer Money Fund/VA
                   Oppenheimer Multiple Strategies Fund/VA
                      Oppenheimer Strategic Bond Fund/VA
                          Oppenheimer Value Fund/VA

                     Supplement dated May 2, 2003 to the
            Statement of Additional Information dated May 1, 2003

      The Statement of Additional Information is changed as follows:

1.    The following is added as the sixth sentence in the paragraph titled
      "The Investment Advisory Agreements" on page 56 of the Statement of
      Additional Information:

            "For Multiple Strategies Fund/VA, this includes Christopher
            Leavy."

May 2, 2003                                                       PX0600.016